General and Administrative Expenses - Summary of General And Administrative Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
General and Administrative Expense [Abstract]
Salaries and employment benefits	¥ 54,608		¥ 59,484	¥ 87,321
Professional service expenses	19,676		18,858	31,868
Rental and utilities expenses	11,455		25,056	33,486
Depreciation and amortizations	7,668		11,448	2,195
Office expenses	5,077		6,177	8,532
Bad debt expense	3,517		2,415	1,445
Bank charges	3,419		3,048	7,955
Directors and Officers liability insurance premium	3,125		7,891	7,798
VAT Surcharge	2,869		3,529	6,954
Share-based compensation expenses	1,997		9,151	(665)
Traveling expenses	1,508		786	1,675
Other	4,485		6,872	9,055
Total	¥ 119,404	$ 16,818	¥ 154,715	¥ 197,619